Liquidity (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Liquidity [Abstract]
Net loss	¥ (27,402)	$ (3,827)	¥ (26,516)	¥ (56,362)
Net cash used in operating activities	(35,934)	$ (5,016)	(31,774)
Net current assets	77,299				$ 10,790
Accumulated deficit	(243,098)			(221,098)	(33,935)
Cash and cash equivalents and restricted cash	22,997		¥ 40,515	24,674	3,210	$ 3,444	¥ 36,239
Restricted cash	300			¥ 1,239	42
Additional capital injection	¥ 33,397				$ 4,662